Insurance Contract Liabilities and Investment Contract Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Insurance Contracts [Abstract]
Disclosure of insurance contract liabilities
The following tables show the total assets supporting total liabilities for the product lines shown (including insurance contract and investment contract liabilities) and assets supporting equity and other:

As at December 31, 2017	Debt securities	Equity securities	Mortgages and loans	Investment properties	Other	Total
Individual participating life	$18,855	$3,190	$7,458	$4,645	$4,508	$38,656
Individual non-participating life and health	18,560	1,720	12,360	1,348	8,702	42,690
Group life and health	6,003	73	8,799	—	2,667	17,542
Individual annuities	12,001	50	5,506	—	1,303	18,860
Group annuities	6,076	45	5,840	—	538	12,499
Equity and other	11,124	942	2,842	1,074	16,491	32,473
Total assets	$72,619	$6,020	$42,805	$7,067	$34,209	$162,720

As at December 31, 2016	Debt securities	Equity securities	Mortgages and loans	Investment properties	Other	Total
Individual participating life	$18,692	$3,017	$7,380	$4,429	$4,976	$38,494
Individual non-participating life and health(1)	18,313	1,830	11,027	1,128	9,147	41,445
Group life and health	6,269	84	8,594	—	2,894	17,841
Individual annuities(1)	12,196	43	5,318	—	1,516	19,073
Group annuities	5,838	42	5,513	—	777	12,170
Equity and other	10,579	758	2,943	1,035	16,733	32,048
Total assets	$71,887	$5,774	$40,775	$6,592	$36,043	$161,071

(1)	Balances have been changed to conform with current year presentation.
Changes in Insurance contract liabilities and Reinsurance assets are as follows:

For the years ended December 31,	2017			2016
Insurance contract liabilities		Reinsurance assets	Net	Insurance contract liabilities	Reinsurance assets	Net
Balances, before Other policy liabilities and assets as at January 1,	$108,411	$4,541	$103,870	$103,730	$4,812	$98,918
Change in balances on in-force policies	2,757	(779)	3,536	2,439	415	2,024
Balances arising from new policies	2,941	156	2,785	3,574	109	3,465
Method and assumption changes	(371)	(198)	(173)	(622)	(657)	35
Increase (decrease) in Insurance contract liabilities and Reinsurance assets	5,327	(821)	6,148	5,391	(133)	5,524
Acquisitions (Note 3)	—	—	—	2,157	1	2,156
Foreign exchange rate movements	(2,647)	(217)	(2,430)	(2,867)	(139)	(2,728)
Balances before Other policy liabilities and assets	111,091	3,503	107,588	108,411	4,541	103,870
Other policy liabilities and assets	6,694	525	6,169	6,646	603	6,043
Total Insurance contract liabilities and Reinsurance assets, December 31	$117,785	$4,028	$113,757	$115,057	$5,144	$109,913

Insurance contract liabilities consist of the following:

As at December 31, 2017	SLF Canada	SLF U.S.	SLF Asia	Corporate(1)	Total
Individual participating life	$20,918	$5,582	$6,705	$1,186	$34,391
Individual non-participating life and health	11,161	22,003	1,470	394	35,028
Group life and health	9,131	5,427	33	11	14,602
Individual annuities	9,178	(43)	—	6,215	15,350
Group annuities	11,607	113	—	—	11,720
Insurance contract liabilities before other policy liabilities	61,995	33,082	8,208	7,806	111,091
Add: Other policy liabilities(2)	3,088	1,363	2,014	229	6,694
Total insurance contract liabilities	$65,083	$34,445	$10,222	$8,035	$117,785

(1)
Primarily business from the U.K. and run-off reinsurance operations. Includes U.K. business of $1,089 for Individual participating life, $250 for Individual non-participating life and health, $5,692 for Individual annuities, and $158 for Other policy liabilities.

(2)	Consists of amounts on deposit, policy benefits payable, provisions for unreported claims, provisions for policyholder dividends, and provisions for experience rating refunds.

As at December 31, 2016	SLF Canada	SLF U.S.	SLF Asia	Corporate(1)	Total
Individual participating life	$20,045	$6,099	$6,550	$1,396	$34,090
Individual non-participating life and health(2)	10,248	21,271	1,279	237	33,035
Group life and health	8,872	5,875	30	8	14,785
Individual annuities(2)	9,149	(81)	—	6,362	15,430
Group annuities	10,898	173	—	—	11,071
Insurance contract liabilities before other policy liabilities	59,212	33,337	7,859	8,003	108,411
Add: Other policy liabilities(3)	2,997	1,335	2,013	301	6,646
Total insurance contract liabilities	$62,209	$34,672	$9,872	$8,304	$115,057

(1)
Primarily business from the U.K. and run-off reinsurance operations. Includes U.K. business of $1,305 for Individual participating life, $80 for Individual non-participating life and health, $5,734 for Individual annuities, and $145 for Other policy liabilities.

(2)	Balances have been changed to conform with current year presentation.

(3)	Consists of amounts on deposit, policy benefits payable, provisions for unreported claims, provisions for policyholder dividends, and provisions for experience rating refunds.

Schedule of impacts of method and changes in assumptions on insurance contract liabilities
Impacts of method and assumption changes on Insurance contract liabilities net of Reinsurance assets are as follows:

For the year ended December 31, 2017	Net increase (decrease) before income taxes	Description
Mortality / Morbidity	$(286)
Updates to reflect mortality/morbidity experience in all jurisdictions. The largest items were favourable mortality in SLF U.S. In-force Management and International insurance and favourable mortality improvement in SLF U.K.

Lapse and other policyholder behaviour	149
Updates to reflect lapse and other policyholder behaviour experience in all jurisdictions. The largest items were lower lapse rates on lapse supported business in SLF U.S. and updated lapse assumptions in SLF Canada's individual insurance business.

Expenses	71
Updates to reflect expense experience in all jurisdictions. The largest items were a refinement to the allocation of expenses in SLF Canada and increased expenses in the closed block of business in SLF U.S. International wealth.

Investment returns	(62)
Updates to various investment related assumptions across the Company. This included a reduction of the provision for investment risk in SLF Canada and other updated investment related assumptions, offset partially by updates to promulgated ultimate reinvestment rates.

Model enhancements and other	(45)
Various enhancements and methodology changes across all jurisdictions. Includes the favourable impact on insurance contract liabilities from the resolution of tax uncertainties in a U.S. subsidiary and updates to the SLF Canada participating individual life business, partially offset by changes due to U.S. tax reform and updates to reflect reinsurance market conditions.

Total impact of method and assumption changes	$(173)

For the year ended December 31, 2016	Net increase (decrease) before income taxes	Description
Mortality / Morbidity	$(16)	Updates to reflect mortality/morbidity experience.
Lapse and other policyholder behaviour	98	Updates to reflect lapse and other policyholder behaviour experience, largely in SLF U.S. businesses that are closed to new sales.
Expenses	18	Updates to reflect expense studies.
Investment returns	(281)
Updates to various investment related assumptions across the Company, which had the most significant impact in SLF U.S. and SLF Canada. The largest items were a reduction of the provision for investment risk in the SLF Canada participating account, and favourable changes to projected credit and swap spreads partially offset by changes to assumed returns on non-fixed income assets.

Model enhancements and other	216	Various enhancements and methodology changes across all jurisdictions, including increases to provisions for reinsurance in SLF U.S.
Total impact of method and assumption changes	$35

Schedule of investment contract liabilities
Investment contract liabilities consist of the following:

As at December 31, 2017	SLF Canada	SLF U.S.	SLF Asia	Corporate	Total
Individual participating life	$—	$—	$—	$8	$8
Individual non-participating life and health	—	—	260	3	263
Individual annuities	2,517	—	—	48	2,565
Group annuities	—	—	246	—	246
Total investment contract liabilities	$2,517	$—	$506	$59	$3,082

Included in the Investment contract liabilities of $3,082 are liabilities of $562 for investment contracts with DPF, $2,517 for investment contracts without DPF measured at amortized cost, and $3 for investment contracts without DPF measured at fair value.

As at December 31, 2016	SLF Canada	SLF U.S.	SLF Asia	Corporate	Total
Individual participating life	$—	$—	$—	$9	$9
Individual non-participating life and health	—	—	280	3	283
Individual annuities	2,305	—	—	52	2,357
Group annuities	—	—	264	—	264
Total investment contract liabilities	$2,305	$—	$544	$64	$2,913

Included in the Investment contract liabilities of $2,913 are liabilities of $605 for investment contracts with DPF, $2,305 for investment contracts without DPF measured at amortized cost, and $3 for investment contracts without DPF measured at fair value.

Schedule of reconciliation of changes in investment contract liabilities
Changes in investment contract liabilities without DPF are as follows:

For the years ended December 31,	2017		2016
	Measured at fair value	Measured at amortized cost	Measured at fair value	Measured at amortized cost
Balance as at January 1	$3	$2,305	$4	$2,208
Deposits	—	470	—	352
Interest	—	47	—	45
Withdrawals	—	(322)	—	(311)
Fees	—	(5)	—	(5)
Other	—	19	—	17
Change in assumptions	—	3	—	—
Foreign exchange rate movements	—	—	(1)	(1)
Balance as at December 31	$3	$2,517	$3	$2,305

Changes in investment contract liabilities with DPF are as follows:

For the years ended December 31,	2017	2016
Balance as at January 1	$605	$701
Change in liabilities on in-force	(10)	(58)
Liabilities arising from new policies	1	—
Increase (decrease) in liabilities	(9)	(58)
Foreign exchange rate movements	(34)	(38)
Balance as at December 31	$562	$605

Disclosure of claims and benefits paid
Gross claims and benefits paid consist of the following:

For the years ended December 31,	2017	2016
Maturities and surrenders	$2,389	$2,671
Annuity payments	1,849	1,867
Death and disability benefits	3,836	3,820
Health benefits	6,079	5,711
Policyholder dividends and interest on claims and deposits	1,200	1,141
Total gross claims and benefits paid	$15,353	$15,210